UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 6-30-09.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		6-30-09

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  58,592  (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                               Title of          Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                 Class   Cusip     (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
---------------------------------------------------------------------    ----    ------  ----    ------------------------

AT&T Corporation               COM     00206R102     1703   68565SH              Sole               68565
Abbott Laboratories            COM     002824100     1624   34516SH              Sole               34516
Aecom Technology Corp          COM     00766T100     1621   50670SH              Sole               50670
American Italian Pasta Company COM     027070101     1182   40550SH              Sole               40550
Apple Computer                 COM     037833100     1580   11094SH              Sole               11094
Cabot Oil & Gas                COM     127097103     1628   53125SH              Sole               53125
Celgene Corp                   COM     151020104     1120   23410SH              Sole               23410
Chevron Corp                   COM     166764100      319    4808SH              Sole                4808
Citrix Systems                 COM     177376100     1526   47865SH              Sole               47865
Coca-Cola Co                   COM     191216100      576   12010SH              Sole               12010
Colgate-Palmolive              COM     194162103      257    3635SH              Sole                3635
Cullen/Frost Bankers Inc       COM     229899109     1174   25445SH              Sole               25445
Deerfield Capital Corporation  COM     244331104       90   20000SH              Sole               20000
Dominion Resources             COM     25746U109     1577   47200SH              Sole               47200
Ennis Inc                      COM     293389102      422   33861SH              Sole               33861
Exxon Mobil                    COM     30231G102     1246   17816SH              Sole               17816
Gabriel Resources              COM     361970106       48   28500SH              Sole               28500
General Mills                  COM     370334104     1708   30490SH              Sole               30490
Georgia Gulf Corp              COM     373200203       13   20000SH              Sole               20000
Gilead Sciences                COM     375558103     2430   51872SH              Sole               51872
Goldman Sachs Group            COM     38141G104     1623   11005SH              Sole               11005
H J Heinz                      COM     423074103     1301   36430SH              Sole               36430
International Business Machine COM     459200101     2385   22841SH              Sole               22841
Johnson & Johnson              COM     478160104      897   15784SH              Sole               15784
Lowes Companies                COM     548661107     1136   58505SH              Sole               58505
McDonalds Corp                 COM     580135101     2089   36341SH              Sole               36341
Medco Health Solutions Inc     COM     58405U102     2003   43905SH              Sole               43905
Morgan Stanley                 COM     617446448     1348   47290SH              Sole               47290
Northern Trust Corp            COM     665859104     1243   23150SH              Sole               23150
Oracle Systems                 COM     68389X105      355   16556SH              Sole               16556
O'Reilly Automotive            COM     686091109     1342   35230SH              Sole               35230
Patriot Scientific Corp        COM     70336N107        1   10000SH              Sole               10000
PepsiCo Inc                    COM     713448108     2153   39167SH              Sole               39167
Procter & Gamble               COM     742718109      306    5995SH              Sole                5995
QUALCOMM Inc                   COM     747525103     1360   30095SH              Sole               30095
Rambus Inc                     COM     750917106     3317  214410SH              Sole              214410
Rick's Cabaret                 COM     765641303      122   20000SH              Sole               20000
Schlumberger                   COM     806857108     1152   21294SH              Sole               21294
Stericycle                     COM     858912108     1368   26548SH              Sole               26548
Thermo Fisher                  COM     883556102     1327   32560SH              Sole               32560
Travelers Group                COM     89417E109     1456   35480SH              Sole               35480
United Technologies            COM     913017109     1658   31900SH              Sole               31900
Verizon Communications         COM     92343V104     1594   51876SH              Sole               51876
Walgreen                       COM     931422109     1495   50860SH              Sole               50860
WebMediaBrands Inc             COM     94770W100     1828 3331153SH              Sole             3331153
Wyeth                          COM     983024100      214    4724SH              Sole                4724
Yum Brands Inc                 COM     988498101     1675   50225SH              Sole               50225